Concentration of risks (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Accounts receivable, net of provision for doubtful accounts of $98 and nil, respectively	$ 228	$ 910
Accounts payable, trade	46	$ 606
Deposits in excess of insured limits
Advances to Honesty Group	40
Major Customer One And Two [Member]
Concentration Risk [Line Items]
Accounts receivable, net of provision for doubtful accounts of $98 and nil, respectively		$ 22,334	$ 15,948
Major Vendor One And Two [Member]
Concentration Risk [Line Items]
Accounts payable, trade
Major Customer One Two And Three [Member]
Concentration Risk [Line Items]
Accounts receivable, net of provision for doubtful accounts of $98 and nil, respectively	$ 228
Sales Revenue [Member] | Major Customer One And Two [Member]
Concentration Risk [Line Items]
Revenues		$ 22,334	$ 73,452
Concentration risk percentage		51.70%	36.50%
Sales Revenue [Member] | Major Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	39.60%	37.80%	22.30%
Sales Revenue [Member] | Major Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.20%	13.90%	14.20%
Sales Revenue [Member] | Major Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%
Sales Revenue [Member] | Major Customer One Two And Three [Member]
Concentration Risk [Line Items]
Revenues	$ 1,244
Concentration risk percentage	66.80%
Accounts Payable [Member] | Major Vendor One And Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage		64.30%	71.00%
Accounts Payable [Member] | Major Vendor One, Two and Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	83.40%
Accounts payable, trade	$ 46
Honesty Group [Member] | Accounts Payable [Member] | Major Vendor One And Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage		46.90%	42.40%
Honesty Group [Member] | Accounts Payable [Member] | Major Vendor One, Two and Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.60%